VARIABLE INTEREST ENTITIES - Assets and Liabilities of Variable Interest Entities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash and cash equivalents	$ 1,530	$ 1,343
Accounts receivable	2,162	2,422
Inventories	629	452
Other	880	627
Total Current Assets	5,201	7,651
Plant, Property and Equipment	69,775	65,489
Equity Investments	6,677	6,506
Goodwill	12,679	12,887
Other Long-Term Assets	979	2,168
Total Assets	100,300	99,279
Current Liabilities
Accounts payable and other	3,816	4,544
Redeemable non-controlling interest	633	0
Accrued interest	595	613
Current portion of long-term debt	1,972	2,705
Total Current Liabilities	11,987	12,899
Total Regulatory Liabilities	4,148	3,772
Deferred Income Tax Liabilities	5,806	5,703
Total Liabilities	66,827	66,882
VIE, Primary Beneficiary
Current Assets
Cash and cash equivalents	254	106
Accounts receivable	61	88
Inventories	26	27
Other	11	8
Total Current Assets	352	229
Plant, Property and Equipment	3,325	3,050
Equity Investments	714	785
Goodwill	424	431
Other Long-Term Assets	8	0
Total Assets	4,823	4,495
Current Liabilities
Accounts payable and other	109	70
Redeemable non-controlling interest	633	0
Accrued interest	21	21
Current portion of long-term debt	579	187
Total Current Liabilities	1,342	278
Total Regulatory Liabilities	60	45
Other Long-Term Liabilities	11	9
Deferred Income Tax Liabilities	12	9
Long-Term Debt	2,468	2,694
Total Liabilities	$ 3,893	$ 3,035